UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
Expires: March 31, 2006
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-04636

The Galaxy Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

Mary Jo Reilly
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996
(Name and address of agent for service)

Copy to:
Vincent Pietropaolo, Esq.

Columbia Management Group, Inc.

One Financial Center Boston, MA 02111

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	5/31/05	Galaxy Connecticut Municipal Money Market Fund
Galaxy New York Municipal Money Market Fund
Galaxy Massachusetts Municipal Money Market Fund
Galaxy Money Market Fund
Galaxy Government Money Market Fund
Galaxy Tax-Exempt Money Market Fund
Galaxy U.S. Treasury Money Market Fund

	10/31/05	Galaxy Government Reserves
Galaxy Institutional Government Money Market Fund
Galaxy Institutional Money Market Fund
Galaxy Institutional Treasury Money Market Fund
Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves

Date of reporting period:	7/1/2004 – 6/30/2005

FORM N-Px REPORT

ICA File Number: 811-04636

Reporting Period: 07/01/2004 - 06/30/2005

The Galaxy Fund

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

There are no proxy voting records for this fund.

GALAXY GOVERNMENT MONEY MARKET FUND

There are no proxy voting records for this fund.

GALAXY GOVERNMENT RESERVES

There are no proxy voting records for this fund.

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

There are no proxy voting records for this fund.

GALAXY INSTITUTIONAL MONEY MARKET FUND

There are no proxy voting records for this fund.

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

There are no proxy voting records for this fund.

GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

There are no proxy voting records for this fund.

GALAXY MONEY MARKET FUND

There are no proxy voting records for this fund.

GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

There are no proxy voting records for this fund.

GALAXY PRIME RESERVES

There are no proxy voting records for this fund.

GALAXY TAX-EXEMPT MONEY MARKET FUND

There are no proxy voting records for this fund.

GALAXY TAX-EXEMPT RESERVES

There are no proxy voting records for this fund.

GALAXY US TREASURY MONEY MARKET FUND

There are no proxy voting records for this fund.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Galaxy Fund

By (Signature and Title)*	/s/ Christopher L. Wilson

Christopher L. Wilson, President

Date	August 31, 2005

* Print the name and title of each signing officer under his or her signature.